RELATED PARTY TRANSACTIONS, INTERMEX HOLDINGS, INC. (Q2) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Monthly management fees plus reimbursement expense			$ 65,000
Management [Member] | Management Services [Member]
Related Party Transactions [Abstract]
Monthly management fees plus reimbursement expense	$ 65,000	$ 65,000